Subsequent Event	6 Months Ended
Jun. 30, 2012
Subsequent Event [Line Items]
Subsequent Event
(16)	Subsequent Events

In September 2012, the Company entered into an amendment to its credit facility with UB to extend the maturity date from October 31, 2012 to October 31, 2013. In conjunction with the amendment, the Company paid UB a commitment extension fee of $125,000.